Summarized Financial Information of Citizens Holding Company (Tables)	12 Months Ended
Dec. 31, 2018
Summarized Balance Sheets Financial Information of Citizens Holding Company
Balance Sheets
December 31, 2018 and 2017

	2018	2017
Assets
Cash (1)	$1,595,939	$2,369,429
Investment in bank subsidiary (1)	82,002,089	85,729,466
Other assets (1)	268,289	352,145

Total assets	$83,866,317	$88,451,040

Liabilities
Other liabilities	$—	$—

Shareholders’ equity	83,866,317	88,451,040

Total liabilities and shareholders’ equity	$83,866,317	$88,451,040

(1)	Fully or partially eliminates in consolidation.

Summarized Income Statement Financial Information of Citizens Holding Company
Income Statements
Years Ended December 31, 2018, 2017 and 2016

	2018	2017	2016
Interest income (1)	$2,255	$1,902	$2,379
Other income
Dividends from bank subsidiary (1)	3,990,000	5,472,000	4,104,001
Equity in undistributed earnings (loss) of bank subsidiary (1)	3,021,807	(1,348,757)	2,845,152
Other income	—	—	—
Total other income	7,011,807	4,123,243	6,949,153
Other expense	445,938	459,935	355,256
Income before income taxes	6,568,124	3,665,210	6,596,276
Income tax benefit	(105,003)	(38,338)	(140,378)
Net income	$6,673,127	$3,703,548	$6,736,654

(1)	Eliminates in consolidation.

Summarized Statements of Cash Flows Financial Information of Citizens Holding Company
Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016

	2018	2017	2016
Cash flows from operating activities
Net income	$6,673,127	$3,703,548	$6,736,654
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of the Bank	(3,021,807)	1,348,757	(2,845,152)
Stock compensation expense	170,325	210,735	186,425
Increase (decrease) in other assets	83,856	265,925	(143,602)

Net cash provided by operating activities	3,905,501	5,528,965	3,934,325
Cash flows from financing activities
Dividends paid to shareholders	$(4,705,991)	$(4,697,056)	$(4,686,325)
Proceeds from stock option exercises	27,000	92,625	—
Net cash used in financing activities	(4,678,991)	(4,604,431)	(4,686,325)
Net (decrease) increase in cash	(773,490)	924,534	(752,000)
Cash, beginning of year	2,369,429	1,444,895	2,196,895
Cash, end of year	$1,595,939	$2,369,429	$1,444,895